Acquisitions and Sales of Oil and Gas Property Interests (Tables)	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 ACTOIL NPI Repurchase [Member]	Mar. 31, 2014 Collins and Wallace Contributions [Member]	Mar. 31, 2014 Spanish Trail Acquisition [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Spanish Trail Acquisition [Member]
Business Acquisition [Line Items]
Unaudited Pro Forma Financial Information
The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	Three Months Ended March 31, 2014		Three Months Ended March 31, 2013
	Actual	Pro Forma	Actual	Pro Forma
	(In thousands)		(In thousands)
Contributions:
Revenues	$57,758	$62,744	$24,655	$34,100
Net income (loss)	$(127,530)	$(127,301)	$12,866	$16,519

Summarized below are the results of operations for the years ended December 31, 2013 and 2012, on an unaudited pro forma basis, as if the Spanish Trail acquisition had occurred on January 1, 2012.
The unaudited pro forma financial information was derived from the historical combined statements of operations of our predecessor, the statements of revenues and direct operating expenses for the Spanish Trail Properties and the historical accounting records of the sellers. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	2013		2012
	Actual	Pro Forma	Actual	Pro Forma
	(In thousands)		(In thousands)
Spanish Trail:
Revenues	$123,042	$139,931	$104,427	$125,434
Net income	$62,738	$67,979	$35,908	$44,428

Schedule of Consideration Transferred, Assets Acquired and Liabilities Assumed
A summary of the consideration transferred and the fair value of assets and liabilities acquired in connection with the Collins and Wallace Contributions is as follows (in thousands):

Value of the 22,023,654 shares of the Company's common stock issued in the Collins and Wallace Contributions	$429,461
Cash paid in the Collins and Wallace Contributions	2,219
Total consideration for the assets contributed in the Collins and Wallace Contributions	$431,680
Fair value of oil and natural gas properties	$644,052
Asset retirement obligation	(1,063)
Deferred tax liability*	(211,309)
Total net assets acquired	$431,680

RSP LLC allocated the net purchase price to the oil and natural gas properties acquired and asset retirement obligation assumed as follows (in thousands):

Net purchase price	$120,521
25% NPI Sale to ACTOIL	(30,131)
Oil and natural gas properties acquired	$90,390
Asset retirement obligation assumed	296
Oil and natural gas properties	$90,686

RSP allocated the net purchase price to the oil and natural gas properties acquired and asset retirement obligation assumed as follows:

(in thousands)
Net purchase price	$120,521
Sale to ACTOIL (see Note 7)	$(30,131)
Oil and natural gas properties acquired	$90,390
Asset retirement obligation assumed	$296
Oil and natural gas properties	$90,686

Schedule of Significant Asset Acquisition
A summary of the consideration transferred and the assets acquired and liabilities acquired in connection with the ACTOIL NPI Repurchase is as follows (in thousands):

Value of the 10,816,626 shares of the Company's common stock issued in the ACTOIL NPI Repurchase	$210,924
Elimination of NPI payable	(36,931)
Total consideration for the assets contributed in the ACTOIL NPI Repurchase	$173,993
Oil and natural gas properties cost	$158,115
Asset retirement obligation	(639)
Deferred tax asset*	16,517
Total net assets acquired	$173,993
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*    Amount represents the estimated book to tax difference in oil and natural gas properties as of the acquisition date on a tax-effected basis of approximately 35%.